Note 23 - Provisions	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of provisions [text block]
23.	Provisions

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Current provisions
Employee entitlements	1,802	1,561	1,510	1,459
Litigation	485	1,104	-	-
Warranty	209	232	-	-
Remediation	306	-	-	-
Employee terminations	-	-	112	157
Onerous contracts	-	-	96	94
Total current provisions	2,802	2,897	1,718	1,710

Non-current provisions
Employee entitlements	165	169	148	227
Onerous contracts	-	-	1,952	1,995
Total non-current provision	165	169	2,100	2,222

Total provisions	2,967	3,066	3,818	3,932

Employee entitlements include long term leave and vacation provisions.

On February 26, 2018, the Company’s former Chief Executive Officer, Phillip Comberg, filed a legal claim alleging the Company committed a repudiatory breach of his service agreement in connection with the termination of his employment on October 4, 2017. Mr. Comberg claimed damages of £0.62 million related to the notice period in his service agreement, £0.54 million related to shares in the Company he alleges were due to him, and other unquantified amounts related to bonuses and past service fees alleged to be due. On April 9, 2018, the Company filed a defense and counterclaim, denying that a repudiatory breach was committed by the Company and denying the other claims asserted by Mr. Comberg, claiming that Mr. Comberg was terminated for cause. On November 26, 2018, the Company agreed to a settlement of the counterclaims against Mr. Comberg for an undisclosed amount.

After aborted attempts at settlement, the matter was heard in the U.K. High Court in the first two weeks of March 2020, with judgement ruled in September 2020. The Company was successful in defending the majority of the claims, with a total of £0.62 million ($0.90 million) of the claims being settled in favor of Mr. Comberg. However final costs and interest of $1.76 million awarded to him were higher than budgeted. The $2.66 million payments resulted in an additional restructuring and non-recurring expense of $1.5 million during the year ended June 30, 2021, over and above utilization of the $1.1 million brought forward provision as at June 30, 2020.

A further provision of $0.48 million for disputed legal success fees related to the Mr. Comberg litigation has also been recorded at June 30, 2021.

Warranty provisions in Australia relate to the servicing of generators and is based on a percentage of revenue generated.

The remediation provision comprises additional work required on electric vehicles, comprising a combination of remediation, testing or conversion of drivetrains to 72kwH.

(US dollars in thousands)	Employee Entitlements	Employee Terminations	Remediation	Onerous Contracts	Litigation	Warranty	Total
At March 31, 2019	1,686	158	-	2,088	-	-	3,932
Foreign exchange	(18)	-	-	-	-	-	(18)
Additional provisions	146	-	-	-	-	-	146
Reverse unused provisions	(41)	-	-	-	-	-	(41)
Unwinding of discount	-	-	-	42	-	-	42
Provisions utilized	(116)	(45)	-	(82)	-	-	(243)
At June 30, 2019	1,657	113	-	2,048	-	-	3,818
Foreign exchange	(41)	-	-	-	-	-	(41)
Additional provisions	1,659	176	-	-	1,104	232	3,171
Reverse unused provisions	(72)	(28)	-	-	-	-	(100)
Disposals	-	-	-	(2,048)	-	-	(2,048)
Provisions utilized	(1,473)	(261)	-	-	-	-	(1,734)
At June 30, 2020	1,730	-	-	-	1,104	232	3,066
Foreign exchange	170	-	-			14	184
Additional provisions	1,306	-	306	-	2,042	122	3,776
Reverse unused provisions	(67)	-	-	-	-	(112)	(179)
Provisions utilized	(1,172)	-	-	-	(2,661)	(47)	(3,880)
At June 30, 2021	1,967	-	306	-	485	209	2,967